Business Acquisition - Schedule of Revenue and Net Loss Attributable to Acquisition (Details) (10-K) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 1,016,776	$ 1,800,000	$ 1,324,240	$ 8,346,858	$ 7,883,115
Net loss attributable to MedoveX	$ (2,416,228)		$ (3,694,816)	(29,807,878)	$ (4,394,149)
Medovex Corp [Member]
Revenues				67,631
Net loss attributable to MedoveX				$ (4,754,680)